SUBSEQUENT EVENTS (Tables)	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Schedule of Issuance of Financial Statements Long-Term Borrowings

As for the date of the issuance of these financial statements, the new borrowings are presented below:

Bank Name	Amount – RMB		Issuance Date	Expiration Date	Annual interest rate
Minsheng Bank		2,120,000	7/30/2026	7/30/2033	2.770%
Minsheng Bank		1,280,000	9/02/2026	9/02/2033	2.770%
Minsheng Bank		2,950,000	9/16/2026	9/16/2033	2.770%
Minsheng Bank		2,050,000	9/20/2026	9/20/2033	2.770%
Minsheng Bank		4,370,000	9/28/2026	9/28/2033	2.770%
Huaxia Bank		10,000,000	9/20/2026	9/20/2027	2.850%
Huaxia Bank		20,000,000	9/20/2026	9/20/2027	2.650%
Industrial and Commercial Bank of China		8,000,000	9/20/2026	9/20/2027	2.310%
Industrial and Commercial Bank of China		2,000,000	9/20/2026	9/20/2027	2.310%
Bank of Communications		18,000,000	7/30/2026	7/30/2027	2.605%
Bank of Communications		12,000,000	8/06/2026	8/06/2027	2.605%
Total	RMB	82,770,000